Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share

Note 17: Earnings per Share

The Company’s basic earnings per share (“EPS”) is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. For 2013, net income available to common shareholders included the impact from the acquisition of the CNH Global’s noncontrolling interest on September 29, 2013. Accordingly, newly issued CNH Industrial common shares were weighted for the period of three months when they were outstanding in 2013. The basic EPS for 2012 and 2011 reflected the net income and weighted-average number of all classes of shares outstanding of Fiat Industrial.

The diluted EPS takes into consideration potential common share outstanding when inclusion is not anti-dilutive. The effect of dilutive securities is calculated using the treasury stock method.

In connection with the Mergers, CNH Industrial assumed the sponsorship of the share-based payment awards pursuant to which shares of Fiat Industrial or CNH Global were to be issued. The diluted weighted-average number of common shares outstanding for 2013 was determined by including the potential common shares from these equity awards pro-rated for the three-month period when they were outstanding. Before the mergers, Fiat Industrial did not have any equity instruments with potential dilutive effect.

The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2013 and 2012.

	2013	2012
	(in millions, except per share data)
Basic:
Net income attributable to CNH Industrial	$678	$757

Weighted average common shares outstanding—basic	1,255	1,223

Basic earnings per share	$0.54	$0.62

Diluted:
Net income attributable to CNH Industrial	$678	$757

Weighted average common shares outstanding—basic	1,255	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	2	—

Weighted average common shares outstanding—diluted	1,257	1,223

Diluted earnings per share	$0.54	$0.62

For the year ended December 31, 2011, Fiat Industrial had three classes of shares: common shares, preference shares and savings shares, all of which participate in undistributed earnings. On May 21, 2012, following the resolution adopted by shareholders in an extraordinary general meeting held on April 5, 2012, the procedure commenced for the mandatory conversion of all the 103,292,310 preference shares and 79,912,800 savings shares of Fiat Industrial S.p.A. into 130,241,397 of Fiat Industrial’s ordinary shares having the same features as the outstanding ordinary shares, with enjoyment rights from January 1, 2012, using a ratio of 0.700 for the preference shares and 0.725 for the savings shares. For the purpose of EPS calculation, net income attributable to controlling interest for 2011 was allocated to each class of shares based on their contractual participation rights to share in the current earnings as if all of the earnings for the period had been distributed in accordance with the two-class method. The following table sets forth the computation of basic and diluted net income per share under the two-class method for the year ended December 31, 2011.

	Common shares	Preference shares	Savings shares	Total
	(in millions, except per share data)
Basic and Diluted:
Net income attributable to controlling interest.	$462	$44	$39	$545

Weighted average shares outstanding—basic and diluted	1,092	103	80	1,275

Basic and diluted earnings per share	$0.42	$0.42	$0.49

Fiat Industrial S.p.A. had no transactions which could have a dilutive effect in 2011.